Victory Treasury Money Market Trust Expense Example - Victory Treasury Money Market Trust - Fund Shares	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	$ 466